Summary of Significant Accounting Policies, Restructuring Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Restructuring costs [Abstract]
Restructuring costs	$ 26.5		$ 8.1	$ 20.0	$ 34.8		$ 26.6		$ 1.2	$ 20.9	$ 0.1		$ 89.4		$ 48.8		$ 23.1
Restructuring reserve [Roll Forward]
Balance, beginning of period					41.4						29.4		41.4		29.4
Severance costs, net													62.3		29.2
Office closure costs, net													27.1		19.6
Costs paid or utilized													(82.4)		(36.8)
Balance, end of year	48.4						41.4						48.4		41.4		29.4
United States [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					3.8						3.3		3.8		3.3
Severance costs, net													7.8		3.4
Office closure costs, net													1.8		4.0
Costs paid or utilized													(8.3)		(6.9)
Balance, end of year	5.1						3.8						5.1		3.8
France [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					3.8						3.5		3.8		3.5
Severance costs, net													0.6
Office closure costs, net													1.6		1.7
Costs paid or utilized													(2.5)		(1.4)
Balance, end of year	3.5						3.8						3.5		3.8
Italy [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					0.9						0.4		0.9		0.4
Severance costs, net													3.4		0.7
Costs paid or utilized													(3.4)		(0.2)
Balance, end of year	0.9						0.9						0.9		0.9
Americas [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					4.5	[1]					4.0	[1]	4.5	[1]	4.0	[1]
Severance costs, net													15.2	[1]	5.8	[1]
Office closure costs, net													2.8	[1]	4.0	[1]
Costs paid or utilized													(15.7)	[1]	(9.3)	[1]
Balance, end of year	6.8	[1]					4.5	[1]					6.8	[1]	4.5	[1]
Southern Europe [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					4.7	[2]					4.2	[2]	4.7	[2]	4.2	[2]
Severance costs, net													6.2	[2]	2.1	[2]
Office closure costs, net													1.6	[2]	1.7	[2]
Costs paid or utilized													(8.0)	[2]	(3.3)	[2]
Balance, end of year	4.5	[2]					4.7	[2]					4.5	[2]	4.7	[2]
Northern Europe [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					15.6						11.8		15.6		11.8
Severance costs, net													24.7		8.3
Office closure costs, net													14.3		4.9
Costs paid or utilized													(32.4)		(9.4)
Balance, end of year	22.2						15.6						22.2		15.6
APME [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					0						1.2		0		1.2
Severance costs, net													2.7		0.7
Office closure costs, net													3.5		0
Costs paid or utilized													(4.4)		(1.9)
Balance, end of year	1.8						0						1.8		0
Right Management [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					6.6						8.2		6.6		8.2
Severance costs, net													9.1		3.1
Office closure costs, net													4.9		7.8
Costs paid or utilized													(8.3)		(12.5)
Balance, end of year	12.3						6.6						12.3		6.6
Corporate [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					10.0						0		10.0		0
Severance costs, net													4.4		9.2
Office closure costs, net													0		1.2
Costs paid or utilized													(13.6)		(0.4)
Balance, end of year	$ 0.8						$ 10.0						$ 0.8		$ 10.0

[1]	Balance related to United States was $3.3 as of January 1, 2012. In 2012, United States incurred $3.4 for severance costs and $4.0 for office closure costs and paid/utilized $6.9, leaving a $3.8 liability as of December 31, 2012. In 2013, United States incurred $7.8 for severance costs and $1.8 for office closure costs and paid/utilized $8.3, leaving a $5.1 liability as of December 31, 2013.
[2]	Balance related to France was $3.5 as of January 1, 2012. In 2012, France incurred $1.7 for office closure costs and paid/utilized $1.4, leaving a $3.8 liability as of December 31, 2012. In 2013, France incurred $0.6 for severance costs and $1.6 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2013. Italy had a $0.4 liability as of January 1, 2012. In 2012, Italy incurred $0.7 for severance costs and paid $0.2, leaving a $0.9 liability as of December 31, 2012. In 2013, Italy recorded severance costs of $3.4 and paid out $3.4, leaving a $0.9 liability as of December 31, 2013.